MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2010 GHS (GH₵)	Dec. 31, 2010 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Mineral Properties [Line Items]
Grant of a mining lease per cadastral unit/or 21.24 hectare	$ 1,000
Mineral properties				$ 734,422	$ 734,422
Banso and Muoso projects [Member]
Mineral Properties [Line Items]
Payments to acquire lease			$ 30,000
Banso projects [Member]
Mineral Properties [Line Items]
Annual ground rent of mining		GH₵ 189,146	35,688
Muoso projects [Member]
Mineral Properties [Line Items]
Annual ground rent of mining		GH₵ 202,378	$ 38,185
Government of Ghana [Member]
Mineral Properties [Line Items]
Percentage of production royalty		5.00%	5.00%